Equity Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Equity Line of Credit

Note 5. Equity Line of Credit

The Company paid previously accrued commitment fees of $1,500 during the six months ended June 30, 2023, of which $1,000 was paid in 218,842 shares of Common Stock and $500 was paid in cash.

During the three and six months ended June 30, 2023, the Company sold 26,993 and 404,999 shares of Common Stock to Tumim Stone Capital LLC for proceeds of $55 and $1,162, respectively, as part of the equity line financing arrangement. As of June 30, 2023, $98,837 was available to draw.

Note 6. Equity Line of Credit

In August 2022, SeaStar Medical, Inc., LMAO, and Tumim Stone Capital LLC ("Tumim") entered into an equity line financing arrangement through a common Stock Purchase Agreement providing the right to sell Tumim up to $100,000 worth of shares of Common Stock. The Common Stock Purchase Agreement is subject to certain limitations and conditions and provided for a $2,500 commitment fee payable to Tumim. The Company paid $1,000 of the commitment fee in cash on the closing date of the Business Combination. The Company has recorded an accrued expense for the remaining $1,500 of the commitment fee as of December 31, 2022, of which $1,000 will be paid in newly issued shares of Common Stock. The $2,500 commitment fee was recorded in general and administrative expenses in the consolidated statements of operations for the year ended December 31, 2022.